Summary of Significant Accounting Policies (Details) - Schedule of public and private warrants $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Public Warrants [Member]
Summary of Significant Accounting Policies (Details) - Schedule of public and private warrants [Line Items]
Warrant liability assumed from the Business Combination	$ 34,400
Change in fair value of warrant liability	800
Balance, December 31, 2021	35,200
Private Placement Warrants [Member]
Summary of Significant Accounting Policies (Details) - Schedule of public and private warrants [Line Items]
Warrant liability assumed from the Business Combination	34,045
Change in fair value of warrant liability	(12,767)
Balance, December 31, 2021	21,278
Total Derivative Warrant Liability [Member]
Summary of Significant Accounting Policies (Details) - Schedule of public and private warrants [Line Items]
Warrant liability assumed from the Business Combination	68,445
Change in fair value of warrant liability	(11,967)
Balance, December 31, 2021	$ 56,478